Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of the Component Parts of Earnings per Share
A reconciliation of the component parts of earnings per share for 2018, 2017 and 2016 follows:

(dollars in thousands, except per share data)
	2018	2017	2016
For the years ended December 31:
Net income	$61,445	43,145	42,601
Weighted average common shares	96,505	96,111	95,548
Effect of dilutive common stock options	141	111	100

Weighted average common shares including potential dilutive shares	96,646	96,222	95,648

Basic EPS	$0.637	0.449	0.446

Diluted EPS	$0.636	0.448	0.445